Share-based payment arrangements - Additional information (Details) $ / shares in Units, $ in Thousands	2 Months Ended	12 Months Ended
	Feb. 22, 2022 CAD ($) shares	Dec. 31, 2021 shares tranche $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted (in shares)		1,091,891	1,156,744
Employee stock option plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Term of employee option plan		5 years
Number of tranches | tranche		3
Vesting percentage on first anniversary		33.33%
Vesting percentage on second anniversary		33.33%
Vesting percentage on third anniversary		33.33%
Number of share options available to grant under the plan (in shares)		4,427,408	3,898,038
Number of share purchase options vested and exercisable (in shares)		2,254,702	2,416,611
Weighted average exercise price of share purchase options vested and exercisable (in Cdn$ per share) | $ / shares		$ 11.51	$ 14.45
Weighted average share price at date of options exercised (in Cdn$ per share) | $ / shares		$ 13.26	$ 14.47
Weighted average fair value per equity instrument granted (in $CDN per share) | $				$ 5.62		$ 4.12
Restricted share unit plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum number of shares reserved for issue under options					5,000,000
Number of share purchased held in trust share-based payment arrangement (in shares)		268,283
Number of share purchase options vested and exercisable (in shares)					109,649		44,748
Restricted share unit plan | Major ordinary share transactions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares purchased on open market	1,269,900
Payments for shares purchased on open market | $	$ 15,526,000
Restricted share units with no performance criteria
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage on first anniversary		33.33%
Vesting percentage on second anniversary		33.33%
Vesting percentage on third anniversary		33.33%
Number of share options granted in share-based payment arrangement (in shares)		180,132	149,552
Weighted average fair value per equity instrument granted (in $CDN per share) | $ / shares		$ 13.79
Number of shares outstanding					471,762		478,067	536,330
Restricted Shares With Performance Criteria
Disclosure of terms and conditions of share-based payment arrangement [line items]
Term of employee option plan		3 years
Number of share options granted in share-based payment arrangement (in shares)		440,508	299,112
Number of shares outstanding					908,377		689,967	457,498
Restricted Shares With Performance Criteria | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance target award (range)		0.00%
Restricted Shares With Performance Criteria | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance target award (range)		200.00%
Restricted Shares With Performance Criteria, Performance Criteria Not Met
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares)		360,273
Weighted average fair value per equity instrument granted (in $CDN per share) | $ / shares		$ 22.46
Restricted Shares With Performance Criteria, Performance Criteria Met
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares)		80,235
Deferred Share Units Plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares outstanding					351,232		289,360
Liabilities from share-based payment transactions | $					$ 3,291		$ 3,834
Performance Share Unit
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum number of shares reserved for issue under options					3,126,000
Number of share options granted in share-based payment arrangement (in shares)		267,936	0
Number of shares outstanding					278,020		525,605	610,885
Performance Share Unit | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance target award (range)		0.00%
Performance Share Unit | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance target award (range)		200.00%
Performance Share Unit, Performance Criteria Not Met
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares)		13,937	0
Weighted average fair value per equity instrument granted (in $CDN per share) | $ / shares		$ 24.40	$ 0
Performance Share Unit, Performance Criteria Met
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement (in shares)		253,999